SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31.   SUBSEQUENT EVENTS

Capital injection from six investors

In April 2021, the Group entered into an investment agreement with five legal entities and one natural individual pursuant to which, Jiaxing Shengshi Equity Investment Limited Partnership, Jinjiang Lingfu Jiazi Equity Investment Limitned Partnership, Jiaxing Lecheng Investment Limited Partnership, Gongqingcheng Jinhe Investment Limited Partnership, Hainan Qianyuan Jiamei Consultant Limited Partnership, Mr. Tian subscribed 18,805,826 shares of the Group’s subsidiary MHM in exchange for RMB400,000. The Group received the consideration in August 2021. Upon completion of all transactions mentioned above, the Group’s ownership in MHM will be diluted from 49.44% to 46.56%.

Convertible bond issued to two investors

In August 2021, the Company’s subsidiary, Ascendium Group Limited, issued convertible bonds of US$5,000 and US$10,000, which were subscribed by two external investors, Great Lion Global Limited and Vantage Chance Limited, respectively. The Company has received US$11,000 by the date of this report, and the remaining will be received before the end of October 2021.